PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		£ 47,806	£ 50,199	£ 47,952
Total comprehensive income	[1]	1,497	1,880	4,393
Dividends paid		(41)	(2,450)	(2,301)
Distributions on other equity instruments		(453)	(466)	(433)
Issue of ordinary shares		191	107	162
Share buyback			(1,095)	(1,005)
Redemption of preference shares		3
Issue of other equity instruments			893	1,131
Redemptions of other equity instruments (note 42)			1,481
Redemption of other equity instruments		0	1,481	0
Movement in treasury shares		293	(3)	40
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		49,413	47,806	50,199
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		46,494	45,125	43,222
Total comprehensive income		1,302	5,415	4,104
Dividends paid			(2,312)	(2,240)
Distributions on other equity instruments		(453)	(466)	(433)
Issue of ordinary shares		191	107	162
Share buyback			(1,095)	(1,005)
Redemption of preference shares			0
Issue of other equity instruments			891	1,129
Redemptions of other equity instruments (note 42)			(1,481)
Redemption of other equity instruments		0	1,481	0
Movement in treasury shares		(52)	74	(74)
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		47,604	46,494	45,125
Share capital and premium | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		24,756	24,835	24,831
Total comprehensive income		0	0	0
Dividends paid			0	0
Distributions on other equity instruments		0	0	0
Issue of ordinary shares		191	107	162
Share buyback			(189)	(158)
Redemption of preference shares			3
Issue of other equity instruments			0	0
Redemptions of other equity instruments (note 42)			0
Movement in treasury shares		0	0	0
Value of employee services:
Share option schemes		0	0	0
Other employee award schemes		0	0	0
At 31 December		24,947	24,756	24,835
Merger reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		7,420	7,423	7,423
Total comprehensive income		0	0	0
Dividends paid			0	0
Distributions on other equity instruments		0	0	0
Issue of ordinary shares		0	0	0
Share buyback			0	0
Redemption of preference shares			(3)
Issue of other equity instruments			0	0
Redemptions of other equity instruments (note 42)			0
Movement in treasury shares		0	0	0
Value of employee services:
Share option schemes		0	0	0
Other employee award schemes		0	0	0
At 31 December		7,420	7,420	7,423
Capital redemption reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		4,462	4,273	4,115
Total comprehensive income		0	0	0
Dividends paid			0	0
Distributions on other equity instruments		0	0	0
Issue of ordinary shares		0	0	0
Share buyback			189	158
Redemption of preference shares			0
Issue of other equity instruments			0	0
Redemptions of other equity instruments (note 42)			0
Movement in treasury shares		0	0	0
Value of employee services:
Share option schemes		0	0	0
Other employee award schemes		0	0	0
At 31 December		4,462	4,462	4,273
Retained profits
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		3,246	5,389	3,976
Total comprehensive income	[1]	923	1,036	4,492
Dividends paid		0	(2,312)	(2,240)
Share buyback			(1,095)	(1,005)
Issue of other equity instruments			(3)	(5)
Movement in treasury shares		293	(3)	40
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		4,584	3,246	5,389
Retained profits | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		3,950	2,103	1,498
Total comprehensive income		849	4,949	3,671
Dividends paid			(2,312)	(2,240)
Distributions on other equity instruments		0	0	0
Issue of ordinary shares		0	0	0
Share buyback			(1,095)	(1,005)
Redemption of preference shares			0
Issue of other equity instruments			(5)	(7)
Redemptions of other equity instruments (note 42)			0
Movement in treasury shares		(52)	74	(74)
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		4,869	3,950	2,103
Attributable to ordinary shareholders
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		41,697	43,434	42,360
Total comprehensive income	[1]	975	1,333	3,862
Dividends paid			(2,312)	(2,240)
Issue of ordinary shares		191	107	162
Share buyback			(1,095)	(1,005)
Issue of other equity instruments			(3)	(5)
Movement in treasury shares		293	(3)	40
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		43,278	41,697	43,434
Attributable to ordinary shareholders | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		40,588	38,634	37,867
Total comprehensive income		849	4,949	3,671
Dividends paid			(2,312)	(2,240)
Distributions on other equity instruments		0	0	0
Issue of ordinary shares		191	107	162
Share buyback			(1,095)	(1,005)
Redemption of preference shares			0
Issue of other equity instruments			(5)	(7)
Redemptions of other equity instruments (note 42)			0
Movement in treasury shares		(52)	74	(74)
Value of employee services:
Share option schemes		48	71	53
Other employee award schemes		74	165	207
At 31 December		41,698	40,588	38,634
Other equity instruments
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	6,491	5,355
Total comprehensive income	[1]	453	466	433
Distributions on other equity instruments		(453)	(466)	(433)
Issue of other equity instruments			896	1,136
Redemptions of other equity instruments (note 42)			1,481
Value of employee services:
At 31 December		5,906	5,906	6,491
Other equity instruments | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	6,491	5,355
Total comprehensive income		453	466	433
Dividends paid			0	0
Distributions on other equity instruments		(453)	(466)	(433)
Issue of ordinary shares		0	0	0
Share buyback			0	0
Redemption of preference shares			0
Issue of other equity instruments			896	1,136
Redemptions of other equity instruments (note 42)			(1,481)
Movement in treasury shares		0	0	0
Value of employee services:
Share option schemes		0	0	0
Other employee award schemes		0	0	0
At 31 December		£ 5,906	£ 5,906	£ 6,491

[1]	1Total comprehensive income attributable to owners of the parent was £1,428 million (2019: £1,799 million; 2018: £4,295 million).